CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Revenues (including related party revenue of RMB49,358, RMB112,142 and RMB-1,038,004 for the years ended December 31, 2020, 2021 and 2022, respectively)	¥ 35,376,996	$ 5,129,182	¥ 30,405,839	¥ 25,214,290
Cost of revenues (including related party cost of revenues of RMB576,081, RMB401,954 and RMB797,256 for the years ended December 31, 2020, 2021 and 2022, respectively)	(26,337,721)	(3,818,611)	(23,816,462)	(19,377,184)
Gross profit	9,039,275	1,310,571	6,589,377	5,837,106
Operating (expenses)/income
Selling, general and administrative	(2,077,372)	(301,191)	(1,875,869)	(1,663,712)
Other operating income, net	774,578	112,303	789,503	580,973
Total operating expenses	(1,302,794)	(188,888)	(1,086,366)	(1,082,739)
Income from operations	7,736,481	1,121,683	5,503,011	4,754,367
Other income/(expenses)
Interest income	503,722	73,033	363,890	442,697
Interest expense	(190,521)	(27,623)	(126,503)	(35,307)
(Loss)/gain from fair value changes of financial instruments	46,246	6,705	52,909	(877)
Gain on disposal of equity investees and subsidiary and others	69,598	10,091	2,357	1,086
Impairment of investment in equity investees	(26,328)	(3,817)
Foreign currency exchange (loss)/gain	147,254	21,350	(56,467)	(127,180)
Income before income tax and share of loss in equity method investments	8,286,452	1,201,422	5,739,197	5,034,786
Income tax expense	(1,633,330)	(236,811)	(1,005,451)	(689,833)
Share of (loss)/gain in equity method investments	5,844	847	(32,419)	(18,507)
Net income	6,658,966	965,458	4,701,327	4,326,446
Net loss/(income) attributable to non-controlling interests	150,090	21,761	53,500	(14,233)
Net income attributable to ZTO Express (Cayman) Inc.	6,809,056	987,219	4,754,827	4,312,213
Net income attributable to ordinary shareholders	¥ 6,809,056	$ 987,219	¥ 4,754,827	¥ 4,312,213
Net earnings per share attributable to ordinary shareholders
Basic | (per share)	¥ 8.41	$ 1.22	¥ 5.80	¥ 5.42
Diluted | (per share)	¥ 8.36	$ 1.21	¥ 5.80	¥ 5.42
Weighted average shares used in calculating net earnings per ordinary share
Basic	809,442,862	809,442,862	819,961,265	796,097,532
Diluted	820,273,531	820,273,531	819,961,265	796,147,504
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustment	¥ 155,432	$ 22,536	¥ (146,533)	¥ (771,291)
Comprehensive income	6,814,398	987,994	4,554,794	3,555,155
Comprehensive loss/(income) attributable to non-controlling interests	150,090	21,761	53,500	(14,233)
Comprehensive income attributable to ZTO Express (Cayman) Inc.	¥ 6,964,488	$ 1,009,755	¥ 4,608,294	¥ 3,540,922